CUSTOMER DEPOSITS	12 Months Ended
Dec. 31, 2021
Customer Deposits
CUSTOMER DEPOSITS

17. CUSTOMER DEPOSITS

	December 31, 2021	December 31, 2020
Customer deposits	$172,134	$385,449

Draganfly Inc.

Notes to the Consolidated Financial Statements

For The Year Ended December 31, 2021

Expressed in Canadian Dollars